PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Additions	€ 364	€ 297
Disposals	(3)	(5)
Depreciation expense	(286)	(277)
Transfer and other changes	0	0
Effect of changes in foreign exchange rates	(32)	54
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Additions	12	14
Disposals	0	0
Depreciation expense	(31)	(32)
Transfer and other changes	23	18
Effect of changes in foreign exchange rates	(5)	7
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	90	90
Disposals	(3)	(4)
Depreciation expense	(242)	(230)
Transfer and other changes	178	76
Effect of changes in foreign exchange rates	(25)	44
Other
Reconciliation of changes in property, plant and equipment [abstract]
Additions	3	5
Disposals	0	(1)
Depreciation expense	(12)	(12)
Transfer and other changes	6	7
Effect of changes in foreign exchange rates	0	1
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	161	174
Additions	25	18
Disposals	0	(1)
Depreciation expense	(31)	(33)
Transfer and other changes	(13)
Effect of changes in foreign exchange rates	(1)	3
Ending balance	141	161
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	308
Ending balance	276	308
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(147)
Ending balance	(135)	(147)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107	108
Additions	10	11
Disposals	0	0
Depreciation expense	(13)	(12)
Transfer and other changes	0
Effect of changes in foreign exchange rates	(1)	0
Ending balance	103	107
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	161
Ending balance	168	161
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(54)
Ending balance	(65)	(54)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54	65
Additions	15	7
Disposals	0	(1)
Depreciation expense	(18)	(20)
Transfer and other changes	(13)
Effect of changes in foreign exchange rates	0	3
Ending balance	38	54
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	146
Ending balance	107	146
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(92)
Ending balance	(69)	(92)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	1
Additions	0	0
Disposals	0	0
Depreciation expense	0	(1)
Transfer and other changes	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1
Ending balance	1	1
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1)
Ending balance	€ (1)	€ (1)